FORM N-SAR
                     SEMI-ANNUAL REPORT
             FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:    /  /    (a)
           or fiscal year ending:  12/31/00   (b)

Is this a transition report? (Y/N) ___N____

Is this an amendment to a previous filing: (Y/N)___N___


1. A. Registrant Name:  The First Trust Insured Municipal Bonds
                        (Series 1 and Subsequent Series)
   B. File Number:  811-2541
   C. Telephone Number:  630-241-8615

2. A. Street: c/o Nike Securities L.P.
                  1001 Warrenville Road, Suite 300
   B. City: Lisle  C. State:  Illinois     D. Zip Code: 60532

3. Is this the first filing on this form by Registrant? (Y/N)__N__

4. Is this the last filing on this form by Registrant? (Y/N) __N__

5. Is Registrant a small business investment company (SBIC)? (Y/N) __N__

6. Is Registrant a unit investment trust (UIT)? (Y/N)__Y__

7. A. Is Registrant a series or multiple portfolio company? (Y/N)___N____

   B. How many separate series or portfolios did Registrant have at the end of the period? _______N/A__________

UNIT INVESTMENT TRUSTS

111.    A. Depositor Name: Nike Securities L.P.
B. File Number (if any):________________
C. City: Lisle      State: Illinois     Zip Code: 60532  Ext:_____


112.    A. Sponsor Name: Nike Securities L.P.
B. File Number (if any):________________
C. City: Lisle      State: Illinois    Zip Code: 60532  Ext:____


113.    A. Trustee Name: The Chase Manhattan Bank
B. City: New York     State: New York   Zip Code: 10004 Ext: 2413
        Foreign Country:________________ Foreign Postal Code:_______________


114.    A. Principal Underwriter Name: Nike Securities L.P.
        B. File Number: 8-_________________
        C. City: Lisle        State: Illinois   Zip Code: 60532    Ext:_____

115.    A. Independent Public Accountant Name: Ernst & Young  LLP
        B. City: Chicago      State:  Illinois Zip Code: 60606   Ext:___

116. Family of investment companies information:
     A. Is Registrant part of a family of investment companies? (Y/N)___N_____
     B. Identify the family in 10 letters N/A_ __ __ __ __ __ __ __ __ __

117. A. Is Registrant a separate account of an insurance company? (Y/N)_N__
     B. Variable annuity contracts? (Y/N)____N_____
     C. Scheduled premium variable life contracts? (Y/N)______N_____
     D. Flexible premium variable life contracts? (Y/N)_______N_____
     E. Other types of insurance products registered under the Securities Act of 1933? (Y/N)_____N_____

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933:_____569_____

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period:___0______

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)___0_______

121. State the number of series for which a current prospectus was in existence at the end of the period: ___477_____

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period:__0__

123. State the total value of the additional units considered in answering item 122 ($000's omitted) $___0____

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $___-0-_____

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant's ($000's omitted) $_154___

126. Of the amount shown in item 125, state the total dollar amount of sales Loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $_154______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Number of    Total Assets       Total
                                        Series       ($000's            Income
                                        Investing     omitted)          Distributions
                                                                        ($000's
                                                                         omitted)

A.U.S. Treasury direct issue            -0-             $-0-            $-0-
B.U.S. Government agency                -0-             $-0-            $-0-
C.State and municipal tax-free          569             $1,342,845      $66,162
D.Public utility debt                   -0-             $-0-            $-0-
E.Brokers or dealers debt or
  Debt of brokers' or
  Dealers' parent                       -0-             $-0-            $-0-
F.All other corporate
  Intermed. & long-term debt            -0-             $-0-            $-0-
G.All other corporate short-
  Term debt                             -0-             $-0-            $-0-
H.Equity securities of brokers
  Or dealers or parents of
  Brokers or dealers                    -0-             $-0-            $-0-
I.Investment company equity
  Securities                            -0-             $-0-            $-0-
J.All other equity securities           -0-             $-0-            $-0-
K.Other securities                      -0-             $-0-            $-0-
L.Total assets of all series
  Of Registrant                         569             $1,342,845      $66,162

128. Is the timely payment of principal and interest on any of the portfolio Securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)______N________

[If answer is "N" (No), go to item 131]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)___________________

[if answer is "N" (No), go to item 131]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)______________________

131. Total expenses incurred by all series of Registrant during the current
Reporting period ($000's omitted)   $_4,013________

132. List the "811" (Investment Company Act of 1940) registration number for All Series of Registrant that is being included in this filing:

811-2541                       811-                            811-